Acquisition (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Oct. 31, 2022	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Business combination step acquistion equity interest in acquiree remasurement gain loss			¥ 0	¥ 307,185	¥ 0
Third Party Investor [Member] | Xuzhou Shan Shan Outlets Business Management Co., Ltd ("Xuzhou Shan Shan") [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		20.00%
Proceeds from contributions from third party investor			53,000	¥ 38,500	¥ 16,000
Equity interest in acquiree agreed to be contributed by third party.		¥ 60,000
Xuzhou Shan Shan Outlets Business Management Co., Ltd ("Xuzhou Shan Shan") [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Cash Consideration		¥ 149,210
Xuzhou Shan Shan Outlets Business Management Co., Ltd ("Xuzhou Shan Shan") [Member] | Construction in Progress [Member]
Business Acquisition [Line Items]
Current assets		401
Property and equipment		2,293
Land use rights		170,983
Current liabilities		¥ 24,467
Zhengzhou Shan Shan Outlets Shopping Mall Co., Ltd ("Zhengzhou Shan Shan")
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	49.00%
Payments to Acquire Businesses, Gross	¥ 553,700		553,700
Property and equipment			989,334
Land use rights			¥ 390,590
Business combination step acquisition equity interest in acquiree including subsequent acquistion percentage	100.00%
Business acquisition step acquistion equity interest in acquiree fair value	¥ 760,200
Business combination step acquistion equity interest in acquiree remasurement gain loss	¥ 307,185